ACQUISITIONS (Details Narrative)				1 Months Ended	7 Months Ended	12 Months Ended
	Jun. 27, 2025 USD ($) shares	Sep. 23, 2024 CNY (¥)	Jun. 30, 2023 shares	Jul. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2024 shares	Sep. 23, 2024 USD ($)
Business Combination [Line Items]
Business acquisition, net revenue							$ 1,935,611
Business acquisition, net income							305,443
Gain (loss) on disposal of subsidiary				$ 1,911,840		$ (1,911,840)
Total assets						202,377,384	312,566,366
Profit loss						(238,118,837)	(12,685,321)	$ (13,257,849)
Goodwill						$ 30,363,234	$ 131,909,760
Fair value of the mining machines	$ 20,300,000
Common Stock [Member]
Business Combination [Line Items]
Number of shares | shares	119,553,439		2,019,516
Young Will Ltd [Member]
Business Combination [Line Items]
Total assets				$ 2,504,050	$ 2,504,050
Profit loss					$ 249,177
Jinyuanbao [Member] | Share Transfer Agreement [Member]
Business Combination [Line Items]
Equity stake percentage										90.00%
Cash consideration | ¥		¥ 900,000
Goodwill										$ 942,021
Common Class A [Member]
Business Combination [Line Items]
Common stock, shares issued | shares									920,212